Short-term debt - Schedule of short term bank debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Short-term debt	$ 60,251	$ 29,533
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	$ 55,065	29,502
Short-term bank loans | Panama | Citibank N.A.
Short-term Debt [Line Items]
Annual interest rate (as a percent)	2.10%
Short-term debt	$ 5,000	0
Short-term bank loans | Puerto Rico | Citibank N.A.
Short-term Debt [Line Items]
Annual interest rate (as a percent)	2.10%
Short-term debt	$ 14,000	0
Short-term bank loans | Chile | Banco de Chile
Short-term Debt [Line Items]
Annual interest rate (as a percent)	8.88%
Short-term debt	$ 0	9,821
Short-term bank loans | Chile | Banco Itaú Chile
Short-term Debt [Line Items]
Annual interest rate (as a percent)	8.28%
Short-term debt	$ 0	19,681
Short-term bank loans | Chile | Banco de Chile
Short-term Debt [Line Items]
Annual interest rate (as a percent)	6.84%
Short-term debt	$ 8,677	0
Short-term bank loans | Chile | Banco Itaú Chile
Short-term Debt [Line Items]
Annual interest rate (as a percent)	7.53%
Short-term debt	$ 17,388	0
Short-term bank loans | Uruguay | Banco Itaú Uruguay S.A.
Short-term Debt [Line Items]
Annual interest rate (as a percent)	5.74%
Short-term debt	$ 8,000	0
Short-term bank loans | Uruguay | Banco Bilbao Vizcaya Argentaria Uruguay S.A.
Short-term Debt [Line Items]
Annual interest rate (as a percent)	5.55%
Short-term debt	$ 2,000	$ 0